Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Shareholders' equity (parent)	Share capital and share premium	Other reserves	Retained earnings	Non-controlling interests
Balance start of period at Dec. 31, 2023	€ 55,628	€ 54,684	€ 17,151	€ (2,767)	€ 40,299	€ 944
Changes in equity [abstract]
Net result	4,575	4,456			4,456	118
Other comprehensive income	570	564		564		7
Total comprehensive income	5,145	5,020		564	4,456	125
Dividends and other cash distributions	(2,750)	(2,497)			(2,497)	(253)
Share buyback programmes, commitment	(2,500)	(2,500)			(2,500)
Share buyback programmes, repurchases of shares	(43)	(43)		(1,576)	1,533
Share buyback programmes, cancellation of shares			(2)	2,500	(2,498)
Employee share-based compensation plans	23	24		43	(19)	0
Other changes in treasury shares	2	2		2
Transfers				(308)	308
Other changes	(1)	(1)			(1)	0
Balance end of period at Jun. 30, 2024	55,505	54,689	17,149	(1,542)	39,081	816
Balance start of period at Dec. 31, 2023	55,628	54,684	17,151	(2,767)	40,299	944
Changes in equity [abstract]
Dividends and other cash distributions					(4,124)
Balance end of period at Dec. 31, 2024	53,698	52,703	17,148	(687)	36,243	995
Changes in equity [abstract]
Net result	4,042	3,915			3,915	127
Other comprehensive income	(26)	(129)		(129)		103
Total comprehensive income	4,016	3,786		(129)	3,915	230
Dividends and other cash distributions	(2,345)	(2,152)			(2,152)	(193)
Share buyback programmes, commitment	(2,000)	(2,000)			(2,000)
Share buyback programmes, repurchases of shares	(64)	(64)		(2,047)	1,982
Share buyback programmes, cancellation of shares
Employee share-based compensation plans	18	18		59	(40)	0
Other changes in treasury shares	7	7		7
Transfers				(360)	360
Other changes	(8)	(8)			(8)	0
Balance end of period at Jun. 30, 2025	€ 53,321	€ 52,290	€ 17,148	€ (3,158)	€ 38,300	€ 1,031